Risk Report - Credit Risk Management - IFRS 9 2 Focus areas - Parenthetical information (Detail: Text Values)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
CRM IFRS 9 Focus areas [Abstract]
Loan exposure to Ukraine, net	€ 64,000,000	€ 42,000,000
Group loan book Germany	€ 235,000,000,000
Thereof Private Bank	0.75
Thereof Retail mortgages	0.90
Loan-to-value ratio mortgage portfolio Germany	0.66
Group Germany Corporate loan book	€ 63,000,000,000
Thereof contribution of Top 15 clients	0.06
Thereof Investment Grade	0.71
Thereof Loan exposure Stage 3	0.02
Commercial Real Estate loan exposure in bn EUR	€ 33,000,000,000
Commercial Real Estate loan exposure in percent	0.07
Thereof US	0.51
Thereof Europe	0.36
Thereof Asia	0.13
Thereof Office Space	0.34
Thereof Hospitality	0.12
Thereof Retail account	0.11
Weighted average LTV Investment Bank	0.61
Weighted average LTV Corporate Bank	0.53
Leveraged Lending Leveraged Debt Capital Market Exposure	€ 4,000,000,000
Leveraged Lending Leveraged Debt Capital Market Exposure in Percent of the Groups loan book	0.01
Thereof Top 10 client contribution	0.11
Thereof Secured Credit facilities	0.79
Thereof Asset Based Lending	0.21
Loan book to China	€ 6,100,000,000
Loan book to China, in percent of the Groups loan book	0.01
Thereof Stage 2	0.07
Thereof Stage 3	0.03